Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

10. Stockholders’ Equity

The Company is authorized to issue an aggregate of 220,000,000   shares of capital stock, par value $0.001 per share, consisting of 200,000,000 shares of common stock and 20,000,000 shares of preferred stock. On March 31, 2023, at the closing price of $4.84 per share, the Company issued 52,000 shares of common stock as part of the settlement agreement with Mr. Sinha dated March 21, 2023. As of September 30, 2023 and December 31, 2022, 6,910,717 and 6,802,464 shares, respectively, of common stock were issued and outstanding. No shares of preferred stock have been issued.

A holder of common stock is entitled to one vote for each share of common stock. The holders of common stock have no conversion, redemption or preemptive rights and shall be entitled to receive dividends when, as, and if declared by the board of directors. Upon dissolution, liquidation, or winding up of the Company, after payment or provision for payment of debts and other liabilities of the Company, subject to the rights, if any, of the holders of any class or series stock having a preference over the right to participate with common stock with respect to the distribution of assets of the Company upon such dissolution, liquidation, or winding up of the Company, the holders of common stock shall be entitled to receive the remaining assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares of common stock held.

Since no shares of preferred stock have been issued, no rights and privileges of preferred stockholders have been defined.

Initial Public Offering

On April 1, 2022, the Company completed an initial public offering (“IPO”). A total of 2,466,750 shares of common stock were sold at $7.00 per share in the IPO, for total gross proceeds of $17,267,250. The Company incurred IPO costs of $2,494,763 resulting in net proceeds of $14,772,487. Additionally, during the year ended December 31, 2022, the Company issued 35,714 shares of common stock at $7.00 per share to an outside third party in exchange for IPO services. The fair value of the shares of $249,998 were recorded as an increase to common stock of $36 (35,714 shares at $.001 par value) and additional paid in capital of $249,962 and a corresponding reduction to additional paid in capital of $249,998, resulting in a net decrease in additional paid in capital of $36.

Warrants/Options

On August 10, 2023, the Company issued 25,000 warrants to their investor relations firm in accordance with a letter of engagement signed July 22, 2022, to purchase 25,000 shares of common stock at an exercise price of $5.00 per share. The warrants expire 2 years from date of grant (August 9, 2025). The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and following assumptions: per share price of common stock on date of grant $5.20, expected dividend yield of 0%, expected volatility of 88%, risk-free interest rate of 4.82% and expected life based on contractual life of 2 years. The fair value of $65,046  was recorded as an increase in additional paid-in capital and expensed to Legal and Professional Services.

On April 1, 2022, the Company issued warrants to IPO underwriters to purchase 148,005 shares of common stock at an exercise price of $9.10 per share. The warrants are exercisable 180 days after grant (September 27, 2022) and expire 5 years from date of grant (March 31, 2027). The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $7, expected dividend yield of 0%, expected volatility of 110.03%, risk-free interest rate of 2.55% and expected life based on contractual life of 5 years. The fair value of $916,238 was recorded as an increase in additional-paid-in capital and a reduction to additional paid-in capital since the warrants were issued as IPO fees to underwriters, resulting in a zero impact to additional paid-in capital.

During the nine months ended September 30, 2023, 15,000 warrants exercisable at $3.32 per share were exercised on a cash basis which resulted in the issuance of 15,000 shares of common stock. In addition, 22,606 warrants exercisable at $3.32 per share were exercised using the cashless conversion option, which resulted in the issuance of 10,151 shares of common stock. This leaves 521,825 warrants remaining with an exercise price of $3.32.

During the nine months ended September 30, 2023, 73,000 warrants exercisable at $2.90 per share were exercised using the cashless conversion option which resulted in the issuance of 31,102 shares of common stock. This leaves 78,000 warrants remaining with an exercise price of $2.90.

As of September 30, 2023 and December 31, 2022, a total of 772,830 and 858,436 warrants were issued and outstanding, respectively. As of September 30, 2023 and December 31, 2022, a total of 30,000 options, which were not issued under a specified plan, were outstanding. As of September 30, 2023, below is a summary of the various warrants/options issued and outstanding:

Number of warrants/non-plan options	Exercise Price	Weighted Average Remaining Life (Yrs)
25,000	$5.00	1.86
521,825	$3.32	8.15
78,000	$2.90	1.11
30,000	$3.32	1.11
148,005	$9.10	3.50
802,830

Stock Option Plans

As of September 30, 2023, the Company had adopted two stock-based compensation plans, the 2021 Incentive Award Plan and the 2021 Employee Stock Purchase Plan, both of which are described below and became effective upon the initial public offering. On May 2, 2022, the Company granted 829,500 options and on August  23, 2023, the Company granted 245,500 options and 48,780 restricted stock units (“RSUs”) under the 2021 Incentive Award Plan. No shares have been issued to date under the 2021 Employee Stock Purchase Plan. The compensation cost that has been charged against operations was $2,114,529 for the year ended December 31, 2022 and $124,785 for the three months ended September 30, 2023.

2021 Incentive Award Plan

The purpose of the Company’s 2021 Incentive Award Plan is to enhance the Company’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities. Various stock-based awards may be granted under the plan to eligible employees, consultants, and non-employee directors. The number of shares issued under the plan is subject to limits and is adjusted annually. No more than 1,000,000 shares may be issued pursuant to the exercise of incentive stock options. The aggregate share limit will be subject to an annual increase on the first day of each calendar year ending on and including January 1, 2031, by a number of shares equal to the lesser of (i) a number equal to 5% of the aggregate number of shares of the Company's common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the Company's board or committee. As of September 30, 2023, the aggregate number of shares that can be issued under the Plan is 1,199,623, of which 1,075,000 options and 48,780 RSUs have been granted. The number of shares granted, the exercise price, and the terms will be determined at date of grant; however, the exercise price shall not be less than 100% of the fair value on the grant date (110% for options granted to greater than 10% stockholders) and the term shall not exceed ten years.

2021 Employee Stock Purchase Plan

The purpose of the Company’s 2021 Employee Stock Purchase Plan is to assist eligible employees of the Company in acquiring a stock ownership in the Company and to help such employees provide for their future security and to encourage them to remain in the employment of the Company. The plan consists of a Section 423 Component and Non-Section 423 Component. The Section 423 Component is intended to qualify as an employee stock purchase plan and also authorizes the grant of options. Options granted under the Non-Section 423 Component shall be granted pursuant to separate offerings containing sub-plans. The Company may make one or more offerings under the plan. The duration and timing of each offering period may be established or changed by the board, but in no event may an offering period exceed 27 months and in no event may the purchase period for the option exceed the duration of the offering period under which it is established. On each exercise date for an offering period, each participant shall automatically be deemed to have exercised the option to purchase the largest number of whole shares which can be purchased under the offering. Option awards are generally granted with an exercise price equal to 85% of the lesser of the fair market value of a share on (a) the applicable grant date and (b) the applicable exercise date, or such other price as designated by the administrator, provided that in no event shall the option price be less that the per share par value price. The maximum number of shares granted under the plan shall not exceed 2,500,000 shares.

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical share price movements as adequate historical experience is not available to provide a reasonable estimate. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is calculated based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and have no foreseeable plans to pay dividends.

The Company has computed the fair value of all options granted during the year ended December 31, 2022 using the following assumptions:

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 – 5.01
Risk free rate	2.83% – 3.01%

The Company has computed the fair value of the 245,500 options granted during the nine months ended September 30, 2023 using the following assumptions:

Expected volatility	105%
Expected dividends	None
Expected term (in years)	6.0
Risk free rate	4.33%

The following table summarizes the Company’s stock option activity under the 2021 Incentive Plan:

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (1)
Outstanding at beginning of period	829,500	$3.43	8.76	—
Granted	245,500	4.92	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at end of period	1,075,000	$3.77	9.02	$567,595
Exercisable at end of period	829,500	$3.43	7.51	$567,595

(1)	The aggregate intrinsic value of options outstanding and options exercisable at beginning of period is $0, as all options are out of the money.

During the three months ended September 30, 2023 and 2022, the weighted-average grant-date fair value of the options granted to employees and non-employees was $998,924 and $1,847,193, respectively. Unrecognized compensation expense related to employees was $234,737 as of September 30, 2023. The options granted in May 2022 were vested 100% at time of grant. The options granted in August 2023 began to vest in equal quarterly installments beginning September 30, 2023 and ending June 30, 2026.

The following table summarizes the Company’s restricted stock unit (“RSU”) activity under the 2021 Incentive Plan:

(in thousands except number of options and per options data)	Number of restricted stock awards		Weighted average grant-date fair value
Nonvested at beginning of year	—	$	—
Granted	48,780		239,998
Vested	—		—
Forfeited	—		—
Nonvested at end of year	48,780	$	239,998

There was $0.2 million of total unrecognized compensation cost related to non-vested RSUs that are expected to be recognized over a period of up to 0.70 years.

Common Stock Reserved for Future Issuance

The following is a summary of common stock shares reserved for future issuance as of September 30, 2023:

Exercise of warrants	772,830
Exercise of options unrelated to any Plan	30,000
Exercise of stock options – 2021 Incentive Award Plan	1,075,000
Exercise of restricted stock units – 2021 Incentive Award Plan	48,780
Total shares of common stock reserved for future issuances	1,926,610

12.    Stockholders’ Equity

The Company is authorized to issue an aggregate of 220,000,000 shares of capital stock, par value $0.001 per share, consisting of 200,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2022 and December 31, 2021, 6,802,464 and 4,300,000 shares, respectively, of common stock were issued and outstanding. No shares of preferred stock have been issued.

A holder of common stock is entitled to one vote for each share of common stock. The holders of common stock have no conversion, redemption or preemptive rights and shall be entitled to receive dividends when, as, and if declared by the board of directors. Upon dissolution, liquidation, or winding up of the Company, after payment or provision for payment of debts and other liabilities of the Company, subject to the rights, if any, of the holders of any class or series stock having a preference over the right to participate with common stock with respect to the distribution of assets of the Company upon such dissolution, liquidation, or winding up of the Company, the holders of common stock shall be entitled to receive the remaining assets of the Company available for distribution to its stockholders ratably in proportion to the number of shares of common stock held.

Since no shares of preferred stock have been issued, no rights and privileges of preferred stockholders have been defined.

Initial Public Offering

On April 1, 2022, the Company completed an initial public offering (“IPO”). A total of 2,466,750 shares of common stock were sold at $7.00 per share in the IPO, for total gross proceeds of $17,267,250. The Company incurred IPO costs of $2,494,763 resulting in net proceeds of $14,772,487. Additionally, during the year ended December 31, 2022, the Company issued 35,714 shares of common stock at $7.00 per share to an outside third party in exchange for IPO services. The fair value of the shares of $249,998 were recorded as an increase to common stock of $36 (35,714 shares at $.001 par value) and additional paid in capital of $249,962 and a corresponding reduction to additional paid in capital of $249,998, resulting in a net decrease in additional paid in capital of $36.

Issuance of Shares

Prior to conversion from an LLC to a C corporation, the following membership units were issued and included in the membership units that were converted into 4,181,111 shares of common stock upon the Company’s conversion to a C corporation (see Note 11 – Conversion to a C corporation).

·	On January 1, 2021, 8,000 membership units (equivalent to 192,234 shares) that were held in Trust were granted to three individuals.

·	On January 1, 2021, the Company issued 2,338 Class B member units (equivalent to 59,515 shares of common stock) upon the conversion of convertible notes and accrued interest totaling $173,157 (see Note 9 - Convertible Notes).

·	On January 1, 2021, the Company issued 262 Class B membership units (equivalent to 6,667 shares of common stock) in exchange for building signage valued at $20,000.

·	In March 2021, the Company sold 3,185 Class B membership units (equivalent to 81,106 shares of common stock) to two new members for gross proceeds of $270,000.

·	In April 2021, the company sold 2,972 Class B membership units (equivalent to 75,662 shares of common stock) to one new member for gross proceeds of $252,000.

Warrants/Options

On April 1, 2022, the Company issued warrants to IPO underwriters to purchase 148,005 shares of common stock at an exercise price of $9.10 per share. The warrants are exercisable 180 days after grant (September 27, 2022) and expire 5 years from date of grant (March 31, 2027). The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $7, expected dividend yield of 0%, expected volatility of 110.03%, risk-free interest rate of 2.55% and expected life based on contractual life of 5 years. The fair value of $916,238 was recorded as an increase in additional-paid-in capital and a reduction to additional paid-in capital since the warrants were issued as IPO fees to underwriters, resulting in a zero impact to additional paid-in capital.

In November 2021, the Company issued 482,268 detachable warrants with secured promissory notes (see Note 7 – Long-Term Debt) for the purchase of common stock. The relative fair value of the warrants of $809,806 at the time of issuance was recorded as additional paid-in capital with a corresponding debt discount reducing the carrying value of the notes. Additionally, the Company issued 77,163 warrants to purchase shares of common stock to underwriters in connection with obtaining the notes. The fair value of the warrants of $262,354 was recorded as additional paid-in capital and reduced the carrying value of the notes. The warrants are exercisable at $3.32 per share for a period of 10 years from date of grant. The fair value of the warrants was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $3.63, expected dividend yield of 0%, expected volatility of 110.8%, risk-free interest rate of 1.63% and expected life based on contractual life of 10 years.

Also in November 2021, the Company issued warrants to purchase 151,000 shares of common stock in in exchange for prior services related to extinguished 2021 convertible notes and 30,000 options for the purchase of common stock in exchange for legal services. The warrants are exercisable at $2.90 per share for a period of three years from the date of grant. The options are exercisable at $3.32 per share for a period of three years from the date of grant. The options issued were not issued under the Company’s stock option plans. The fair value of the warrants of $407,700 was recorded as additional paid-in-capital and expensed to extinguishment loss on debt settlement (see Note 9 – Convertible Notes). The fair value of the options of $79,200 was recorded as additional paid-in capital with a corresponding charge to legal expense. The fair value of the warrants and options was determined at date of issuance using the Black-Scholes option-pricing model and the following assumptions: per share price of common stock on date of grant of $3.63, expected dividend yield of 0%, expected volatility of 122.7%, risk-free interest rate of 0.71% and expected life based on contractual life of three years.

As of December 31, 2022 and December 31, 2021, a total of 858,436 and 710,431 warrants were issued and outstanding, respectively. As of December 31, 2022 and December 31, 2021, a total of 30,000 options, which were not issued under a specified plan, were outstanding. As of December 31, 2022, below is a summary of the various warrants/options issued and outstanding:

Number of warrants/non-plan options	Exercise Price	Weighted Average Remaining Life (Yrs)
559,431	$3.32	8.90
151,000	$2.90	1.86
30,000	$3.32	1.86
148,005	$9.10	4.25
888,436

Stock Option Plans

As of December 31, 2022, the Company had adopted two stock-based compensation plans, the 2021 Incentive Award Plan and the 2021 Employee Stock Purchase Plan, both of which are described below and became effective upon the initial public offering. On May 2, 2022, the Company granted 829,500 options under the 2021 Incentive Award Plan. No shares have been issued to date under the 2021 Employee Stock Purchase Plan. The compensation cost that has been charged against operations was $2,114,529 for the year ended December 31, 2022.

2021 Incentive Award Plan

The purpose of the Company’s 2021 Incentive Award Plan is to enhance the Company’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities. Various stock-based awards may be granted under the plan to eligible employees, consultants, and non-employee directors. The number of shares issued under the plan is subject to limits and is adjusted annually. No more than 1,000,000 shares may be issued pursuant to the exercise of incentive stock options. The aggregate share limit will be subject to an annual increase on the first day of each calendar year ending on and including January 1, 2031, by a number of shares equal to the lesser of (i) a number equal to 5% of the aggregate number of shares of the Company's common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the Company's board or committee. As of December 31, 2022, the aggregate number of shares that can be issued under the Plan is 859,500 of which 829,500 have been granted. The number of shares granted, the exercise price, and the terms will be determined at date of grant, however, the exercise price shall not be less than 100% of the fair value on the grant date (110% for options granted to greater than 10% shareholders) and the term shall not exceed ten years.

2021 Employee Stock Purchase Plan

The purpose of the Company’s 2021 Employee Stock Purchase Plan is to assist eligible employees of the Company in acquiring a stock ownership in the Company and to help such employees provide for their future security and to encourage them to remain in the employment of the Company. The plan consists of a Section 423 Component and Non-Section 423 Component. The Section 423 Component is intended to qualify as an employee stock purchase plan and also authorizes the grant of options. Options granted under the Non-Section 423 Component shall be granted pursuant to separate offerings containing sub-plans. The Company may make one or more offerings under the plan. The duration and timing of each offering period may be established or changed by the board, but in no event may an offering period exceed 27 months and in no event may the purchase period for the option exceed the duration of the offering period under which it is established. On each exercise date for an offering period, each participant shall automatically be deemed to have exercised the option to purchase the largest number of whole shares which can be purchased under the offering. Option awards are generally granted with an exercise price equal to 85% of the lesser of the fair market value of a share on (a) the applicable grant date and (b) the applicable exercise date, or such other price as designated by the administrator, provided that in no event shall the option price be less that the per share par value price. The maximum number of shares granted under the plan shall not exceed 2,500,000 shares.

The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon similar traded companies’ historical share price movements as adequate historical experience is not available to provide a reasonable estimate. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is calculated based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and have no foreseeable plans to pay dividends.

The Company has computed the fair value of all options granted during the year ended December 31, 2022 using the following assumptions:

Expected volatility	109.48% - 113.32%
Expected dividends	None
Expected term (in years)	2.5 – 5.01
Risk free rate	2.83% – 3.01%

The following table summarizes the Company’s stock option activity under the 2021 Incentive Plan:

(in thousands except number of options and per options data)	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (1)
Outstanding at beginning of period	—	$—	—	$—
Granted	829,500	3.43	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at end of period	829,500	$3.43	8.26	$—
Exercisable at end of period	829,500	$3.43	8.26	$—

(1)	The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2022 is $0, as all options are out of the money.

The weighted-average grant-date fair value of the options granted during the nine months ended December 31, 2022 to employees and non-employees was $1,847,193 and $267,336, respectively. All options were immediately vested and there was no unrecognized compensation expense as of December 31, 2022.

Common Stock Reserved for Future Issuance

The following is a summary of common stock shares reserved for future issuance as of December 31, 2022:

Exercise of warrants	858,436
Exercise of options unrelated to any Plan	30,000
Exercise of stock options – 2021 Incentive Award Plan	829,500
Total shares of common stock reserved for future issuances	1,717,936